QUARTERLY FINANCIAL INFORMATION (Details) - USD ($)	3 Months Ended												12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Total revenues	$ 5,195,000	$ 2,194,000	$ 2,947,000	$ 2,163,000	$ 1,234,000	$ 1,363,000	$ 1,256,000	$ 1,162,000	$ 1,028,000	$ 1,693,000	$ 1,159,000	$ 722,000	$ 12,498,332	$ 5,015,246	$ 4,601,376
Costs of revenues	1,036,000	836,000	1,415,000	1,197,000	904,000	700,000	682,000	729,000	1,046,000	995,000	617,000	579,000	4,484,162	3,013,592	3,236,106
Gross Profit	4,159,000	1,358,000	1,532,000	966,000	331,000	663,000	575,000	433,000	(18,000)	699,000	542,000	143,000	8,014,170	2,001,654	1,365,270
Operating Expenses	3,588,000	4,071,000	5,299,000	3,373,000	5,788,000	3,221,000	4,636,000	4,864,000	2,365,000	1,936,000	1,229,000	1,118,000	16,330,970	18,508,626	6,648,894
Income (Loss) from Operations	571,000	(2,713,000)	(3,767,000)	(2,407,000)	(5,457,000)	(2,557,000)	(4,061,000)	(4,431,000)	(2,384,000)	(1,237,000)	(687,000)	(976,000)	(8,316,800)	(16,506,972)	(5,283,624)
Other income (expense)	7,408,000	(9,520,000)	2,086,000	7,139,000	(898,000)	9,974,000	10,310,000	2,338,000	(31,652,000)	175,000	(6,887,000)	2,095,000	7,113,336	21,724,328	(36,269,884)
Income tax (credit) expense	(520,000)	0	0	0	(3,000)	0	0	0	(295,000)	0	2,000	0	(520,452)	(3,249)	(292,611)
Net Income	8,499,000	(12,233,000)	(1,681,000)	4,732,000	(6,350,000)	7,417,000	6,248,000	(2,094,000)	(33,741,000)	(1,061,000)	(7,576,000)	1,119,000
Change in carrying value of convertible preferred mezzanine equity	14,142,000	(24,786,000)	(5,071,000)	6,429,000	(2,715,000)	13,600,000	15,132,000	(2,308,000)	(53,056,000)	1,000	(2,061,000)	(197,000)	(9,285,715)	23,709,069	(55,314,374)
Net income attributable to common shareholders	$ 22,641,000	$ (37,019,000)	$ (6,753,000)	$ 11,161,000	$ (9,065,000)	$ 21,017,000	$ 21,380,000	$ (4,402,000)	$ (86,798,000)	$ (1,062,000)	$ (9,638,000)	$ 922,000	$ (683,012)	$ 5,220,605	$ (41,260,897)
Earnings per share - basic	$ 0.03	$ (0.05)	$ (0.01)	$ 0.02	$ (0.01)	$ 0.03	$ 0.04	$ (0.01)	$ (0.16)	$ (0.00)	$ (0.02)	$ 0.00	$ (0.01)	$ 0.05	$ (0.21)
Earnings per share - diluted	$ 0.00	$ (0.05)	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.16)	$ (0.00)	$ (0.02)	$ (0.00)	$ (0.01)	$ (0.02)	$ (0.21)